Loss per share	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Loss per share

14. Loss per share

For the years ended December 31, 2025 and 2024, basic and diluted loss per share are identical, as the inclusion of all potential ordinary shares would be antidilutive due to the loss incurred for the periods. The following table sets forth the computation of basic and diluted loss per share:

	December 31, 2025		December 31, 2024
Numerator:
Net loss available to common shareholders	₣	(66,613,990)	₣	(28,132,971)

Denominator:
Weighted-average common shares outstanding used in computing loss per share available to common stockholders, basic and diluted		14,474,974		14,051,547
Basic and diluted net loss per share	₣	(4.60)	₣	(2.00)

As of December 31, 2025 and 2024, no options were outstanding under the ESOP (Note 3).